27. INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Taxes
Note 27 - INCOME TAXES

(a) Income tax expense Income tax expense included in the consolidated statements of operations and comprehensive income (loss) is as follows:

	2019	2018	2017

Current income tax expense	$327	$1,052	$2,911
Deferred income tax recovery	(960)	(645)	(140)
Total income tax expense (recovery)	$(633)	$407	$2,771

The reconciliation of income taxes calculated at the Canadian statutory tax rate to the income tax expense recognized in the year is as follows:

	2019	2018	2017

Net income (loss) before income taxes	$(2,968)	$2,064	$5,436
Net loss from discontinued operations before income taxes	(29,126)	(31)	(143)
Net income (loss) before income taxes	$(32,094)	$2,033	$5,293
Combined statutory tax rate	27.00%	27.00%	26.00%

Income tax expense (recovery) at the Canadian statutory rate	(8,665)	549	1,376

Reconciling items:
Effect of difference in foreign tax rates	(120)	48	285
Non-deductible/non-taxable items	6,449	(121)	602
Change in unrecognized deductible temporary differences	1,263	(257)	1,086
Impact of foreign exchange	222	915	(491)
Special mining duties	231	117	511
Impact of change of tax rates	-	-	(322)
Revisions to estimates	58	(368)	(248)
Share issue costs	(174)	(231)	-
Other items	103	(245)	(106)

Income tax expense (recovery) recognized in the year	$(633)	$407	$2,771

The Company recognized a non-cash recovery of $235 for the year ended December 31, 2019 (2018 – expense of $379; 2017 – expense of $51) related to the deferred tax impact of the special mining duty. The Canadian income tax rate increased from 26% to 27% effective January 1, 2018, with a statutory impact prior to year-end. The impact of this change has been reflected in the consolidated financial statements.

	December 31,	December 31,
	2019	2018

Deferred income tax assets	$2,755	$4,654
Deferred income tax liabilities	(5,693)	(8,557)

	$(2,938)	$(3,903)

The approximate tax effects of each type of temporary difference that gives rise to potential deferred income tax assets and liabilities are as follows:

	December 31, 2019	December 31, 2018

Reclamation provision	$571	$491
Non-capital losses	1,171	3,104
Other deductible temporary differences	1,013	1,059
Inventory	(243)	(94)
Exploration and evaluation assets	(3,340)	(6,378)
Plant, equipment and mining properties	(2,110)	(2,085)

Net deferred income tax liabilities	$(2,938)	$(3,903)

The net deferred tax liability presented in these consolidated financial statements is due to the difference in the carrying amounts and tax bases of the Mexican plant, equipment and mining properties which were acquired in the purchase of Avino Mexico. The carrying values of the Mexican plant, equipment and mining properties includes an estimated fair value adjustment recorded upon the July 17, 2006, acquisition of control of Avino Mexico that was based on a share exchange, while the tax bases of these assets are historical undeducted tax amounts that were nil on acquisition. The deferred tax liability is attributable to assets in the tax jurisdiction of Mexico.

(b) Unrecognized deductible temporary differences:

Temporary differences and tax losses arising in Canada have not been recognized as deferred income tax assets due to the fact that management has determined it is not probable that sufficient future taxable profits will be earned in Canada to recover such assets. Unrecognized deductible temporary differences are summarized as follows:

	December 31, 2019	December 31, 2018

Tax losses carried forward	$24,229	$13,790
Share issue costs	1,352	1,263
Plant, equipment and mining properties	170	6,096
Exploration and evaluation assets	1,237	1,207
Investments	(1,273)	44
Reclamation provision and other	-	9,489

Unrecognized deductible temporary differences	$25,721	$31,889

The Company has capital losses of $14,156 carried forward and $10,073 in non-capital tax losses carried forward available to reduce future Canadian taxable income. The capital losses can be carried forward indefinitely until used. The non-capital losses have an expiry date range of 2022 to 2039. As at December 31, 2019, the Company had no Mexican tax losses available to offset future Mexican taxable income.